Acquisition of Funverse - Schedule of Reconciliation of the Fair Value of Major Classes of Assets Acquired and Liabilities Assumed (Details)	Jan. 07, 2024 USD ($)
ASSETS
Cash and cash equivalents	$ 118,300
Accounts receivable	323,500
Prepayments	25,200
Prepaid expenses and other assets	359,400
Content assets	165,300
Total assets	991,700
LIABILITIES
Accounts payable	43,400
Contract liabilities	395,000
Other current liabilities and accrued expenses	1,019,700
Total liabilities	1,458,100
Net tangible liabilities	$ (466,400)